Concentrations of Credit Risk and Major Customers - Schedule of Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	10.34%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	10.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	29.78%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	24.02%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	23.30%			23.81%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Customers and Suppliers [Line Items]
Concentration risk, percentage	17.73%